Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments
March 31, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 139.3%(a)
AEROSPACE & DEFENSE - 4.3%
Peraton Corporation
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 8.59%, 02/01/28(c)	7,506,382	7,428,202
Vertex Aerospace Services Corp.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.75% Floor), 8.34%, 12/06/28(c)	2,290,890	2,282,918
		9,711,120
AUTOMOTIVE - 1.3%
Truck Hero, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 0.75% Floor), 8.59%, 01/31/28(c)	3,438,993	3,072,999

BANKING, FINANCE, INSURANCE & REAL ESTATE - 13.0%
Alliant Holdings Intermediate, LLC
First Lien Term Loan B4, (1M LIBOR + 3.50%, 0.50% Floor), 8.28%, 11/05/27(c)	4,377,710	4,339,405
Apex Group Treasury, LLC
First Lien Term Loan, (3M LIBOR + 3.75%, 0.50% Floor), 8.56%, 07/27/28(c)	2,934,177	2,873,043
First Lien Term Loan, (3M SOFR + 5.00%, 0.50% Floor), 9.66%, 07/27/28 (c)	1,558,594	1,546,904
Asurion, LLC
First Lien Term Loan B10, (1M SOFR + 4.00%, 0.00% Floor), 8.68%, 08/19/28 (c)	995,000	921,002
Second Lien Term Loan B3, (1M LIBOR + 5.25%, 0.00% Floor), 10.09%, 01/31/28(c)	1,483,118	1,240,999
Second Lien Term Loan B4, (1M LIBOR + 5.25%, 0.00% Floor), 10.09%, 01/20/29(c)	3,866,174	3,210,857
Howden Group Holdings Ltd (United Kingdom)
First Lien Incremental Term Loan B, (SOFR + 4.00%, 0.50% Floor), 4.50%, 03/24/30(b)(c)(e)	1,610,000	1,603,963
First Lien Term Loan, (1M SOFR + 5.25%, 0.75% Floor), 10.06%, 11/12/27(c)(d)(e)	7,000,000	7,000,000
The Edelman Financial Center, LLC
First Lien Term Loan B, (1M LIBOR + 3.50%, 0.75% Floor), 8.59%, 04/07/28(c)	2,244,718	2,169,306
Second Lien Term Loan, (1M LIBOR + 6.75%, 0.00% Floor), 11.59%, 07/20/26(c)	4,931,380	4,636,730
		29,542,209
BEVERAGE, FOOD & TOBACCO - 1.4%
Primary Products Finance LLC
First Lien Term Loan, (3M SOFR + 4.00%, 0.50% Floor), 9.04%, 04/01/29(c)	3,142,891	3,102,772

CAPITAL EQUIPMENT - 2.6%
Safe Fleet Holdings, LLC
First Lien Term Loan, (1M SOFR + 3.75%, 0.50% Floor), 8.61%, 02/23/29(c)	997,481	979,606
First Lien Term Loan, (1M SOFR + 5.00%, 0.50% Floor), 9.86%, 02/23/29(c)	397,000	389,060
Second Lien Term Loan, (1M LIBOR + 6.75%, 1.00% Floor), 11.60%, 02/02/26(c)	1,403,846	1,280,308
SPX Flow, Inc.
First Lien Term Loan, (1M SOFR + 4.50%, 0.50% Floor), 9.41%, 04/05/29(b)(c)	3,447,336	3,298,686
		5,947,660
CHEMICALS, PLASTICS, & RUBBER - 8.9%
Geon Performance Solutions, LLC
First Lien Term Loan B, (3M LIBOR + 4.50%, 0.75% Floor), 9.66%, 08/18/28(c)	3,292,248	3,249,728
Ineos US Finance LLC (Luxembourg)
First Lien Term Loan C, (1M SOFR + 3.50%, 0.00% Floor), 8.41%, 02/16/30(b)(c)(e)	1,501,348	1,495,718
LSF11 A5 Holdco LLC
First Lien Term Loan, (1M SOFR + 3.50%, 0.50% Floor), 8.42%, 10/15/28(c)	3,743,102	3,635,507
First Lien Term Loan, (1M SOFR + 4.25%, 0.50% Floor), 9.16%, 10/15/28(c)	2,874,897	2,824,600

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 139.3%(a) (continued)
CHEMICALS, PLASTICS, & RUBBER - 8.9% (continued)
Luxembourg Investment Company 428 SARL (Luxembourg)
First Lien Term Loan B, (3M SOFR + 5.00%, 0.50% Floor), 10.05%, 01/03/29(c)(e)	4,695,549	3,809,265
Nouryon USA LLC
First Lien Term Loan B, (SOFR + 4.00%, 0.00% Floor), 4.00%, 03/02/28(b)(c)	994,475	993,232
Olympus Water US Holding Corporation
First Lien Term Loan, (3M SOFR + 4.50%, 0.50% Floor), 9.50%, 11/09/28(c)	2,404,285	2,309,917
First Lien Term Loan, (3M LIBOR + 3.75%, 0.50% Floor), 8.94%, 11/09/28(c)	424,275	403,063
W.R. Grace Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.50% Floor), 8.94%, 09/22/28(c)	1,432,108	1,424,647
		20,145,677
CONSTRUCTION & BUILDING - 1.8%
Associated Asphalt Partners, LLC
First Lien Term Loan B, (1M LIBOR + 5.25%, 1.00% Floor), 10.09%, 04/05/24(c)	2,302,904	1,768,296
Cornerstone Building Brands, Inc.
First Lien Term Loan, (1M SOFR + 5.63%, 0.50% Floor), 10.45%, 08/01/28(b)(c)	2,555,038	2,401,736
		4,170,032
CONSUMER GOODS: NON-DURABLE - 4.3%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan, (1M SOFR + 3.50%, 0.50% Floor), 8.41%, 12/21/28(c)	2,365,685	2,336,114
First Lien Term Loan B2, (SOFR + 4.00%, 0.00% Floor), 4.00%, 12/21/28(c)	1,694,444	1,678,771
Second Lien Term Loan, (1M SOFR + 6.00%, 0.50% Floor), 10.91%, 12/20/29(c)	1,710,576	1,588,697
Iconix Brand Group
First Lien Term Loan, (3M SOFR + 6.00%, 1.00% Floor), 11.05%, 08/22/29(c)(d)	1,823,077	1,786,615
		7,390,197
CONTAINERS, PACKAGING & GLASS - 7.3%
Anchor Glass Container Corp.
First Lien Incremental Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 9.73%, 12/07/23(c)	1,574,200	1,157,037
First Lien Term Loan, (3M LIBOR + 2.75%, 1.00% Floor), 7.99%, 12/07/23(c)	4,232,307	2,949,071
Berlin Packaging LLC
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.00% Floor), 8.62%, 03/11/28(c)	2,309,603	2,279,913
LABL, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 0.50% Floor), 9.84%, 10/29/28(c)	3,233,040	3,139,088
Trident TPI Holdings, Inc.
First Lien Incremental Term Loan, (3M SOFR + 5.25%, 0.50% Floor), 10.15%, 09/15/28(c)	1,330,880	1,293,729
First Lien Term Loan B3, (3M LIBOR + 4.00%, 0.50% Floor), 9.16%, 09/15/28(c)	5,995,527	5,810,985
		16,629,823
ENVIRONMENTAL INDUSTRIES - 2.6%
Dispatch Acquisition Holdings, LLC
First Lien Term Loan, (3M SOFR + 4.63%, 0.75% Floor), 9.67%, 03/27/28(c)	496,250	451,588
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.75% Floor), 9.30%, 03/27/28(c)	2,947,500	2,682,225
LTR Intermediate Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 4.50%, 1.00% Floor), 9.34%, 05/05/28(c)	3,202,500	2,902,265
		6,036,078

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 139.3%(a) (continued)
FOREST PRODUCTS & PAPER - 0.7%
Spa US Holdco, Inc. (Finland)
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 8.91%, 02/04/28(c)(e)	1,550,719	1,515,836

HEALTHCARE & PHARMACEUTICALS - 17.9%
Advarra Holdings, Inc.
First Lien Term Loan, (1M SOFR + 5.75%, 0.75% Floor), 10.56%, 08/24/29(c)(d)	6,403,799	6,339,761
Athenahealth, Inc.
First Lien Term Loan B, (1M SOFR + 3.50%, 0.50% Floor), 8.26%, 02/15/29(c)	5,279,405	4,956,041
Azurity Pharmaceuticals, Inc.
First Lien Term Loan B, (3M LIBOR + 6.00%, 0.75% Floor), 11.19%, 09/20/27(c)	2,008,928	1,946,992
Bausch Health Companies, Inc.
First Lien Term Loan B, (1M SOFR + 5.25%, 0.50% Floor), 10.09%, 02/01/27(b)(c)	4,624,889	3,459,718
Gainwell Acquisition Corporation
First Lien Term Loan B, (3M SOFR + 4.00%, 0.75% Floor), 9.00%, 10/01/27(c)	8,542,035	8,178,998
Loire Finco Luxembourg SARL (United Kingdom)
First Lien Term Loan B, (1M LIBOR + 3.50%, 0.75% Floor), 8.34%, 04/21/27(c)(e)	1,955,447	1,872,341
LSCS Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 4.50%, 0.50% Floor), 9.34%, 12/16/28(c)	2,016,360	1,944,104
Medical Solutions Holdings, Inc.
First Lien Term Loan, (3M SOFR + 3.50%, 0.50% Floor), 8.24%, 11/01/28(b)(c)	4,482,487	4,367,624
Phoenix Newco, Inc.
First Lien Term Loan, (1M LIBOR + 3.25%, 0.50% Floor), 8.09%, 11/15/28(b)(c)	1,994,962	1,975,392
Resonetics, LLC
First Lien Term Loan, (6M LIBOR + 4.00%, 0.75% Floor), 9.10%, 04/28/28(c)	3,940,000	3,790,280
Zest Acquisition Corp.
First Lien Term Loan, (1M SOFR + 5.50%, 0.00% Floor), 10.22%, 02/08/28(c)	1,995,000	1,927,679
		40,758,930
HIGH TECH INDUSTRIES - 25.4%
Anaplan, Inc.
First Lien Term Loan, (1M SOFR + 6.50%, 0.75% Floor), 11.31%, 06/21/29(c)(d)	5,650,529	5,565,771
Avalara, Inc.
First Lien Term Loan, (3M SOFR + 7.25%, 0.75% Floor), 12.15%, 10/19/28(c)(d)	4,545,455	4,454,545
Cloud Software Group, Inc.
First Lien Term Loan A, (3M SOFR + 4.50%, 0.50% Floor), 9.18%, 09/29/28(c)	3,000,000	2,719,815
Coupa Software, Inc.
First Lien Term Loan, (1M SOFR + 7.50%, 0.75% Floor), 12.29%, 02/27/30(c)(d)	2,591,455	2,526,668
DCert Buyer, Inc.
First Lien Term Loan, (6M SOFR + 4.00%, 0.00% Floor), 8.70%, 10/16/26(c)	4,604,176	4,518,585
Second Lien Term Loan, (6M SOFR + 7.00%, 0.00% Floor), 11.70%, 02/19/29(c)	3,927,401	3,651,383
Electronics for Imaging, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 0.00% Floor), 9.63%, 07/23/26(c)	4,914,216	3,886,137
Flexera Software LLC
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 8.59%, 03/03/28(c)	3,386,649	3,344,316
Imperva, Inc.
First Lien Term Loan, (3M LIBOR + 4.00%, 1.00% Floor), 8.86%, 01/12/26(c)	5,465,449	4,812,328

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 139.3%(a) (continued)
HIGH TECH INDUSTRIES - 25.4% (continued)
Imprivata, Inc.
Second Lien Term Loan, (1M SOFR + 6.25%, 0.50% Floor), 11.06%, 12/01/28(c)	2,205,882	2,216,912
Riverbed Technology, Inc.
First Lien Exit Term Loan, (2.00% PIK), (3M LIBOR + 6.00%, 1.00% Floor), 2.00%, 12/07/26(c)(f)(g)	834,442	264,518
Sovos Compliance, LLC
First Lien Term Loan, (1M LIBOR + 4.50%, 0.50% Floor), 9.34%, 08/11/28(c)	3,468,067	3,292,497
UKG, Inc.
First Lien Term Loan, (3M LIBOR + 3.75%, 0.00% Floor), 8.58%, 05/04/26(c)	7,611,724	7,503,295
Second Lien Term Loan, (3M LIBOR + 5.25%, 0.50% Floor), 10.27%, 05/03/27(c)	1,000,000	963,500
Virtusa Corporation
First Lien Term Loan, (1M SOFR + 3.75%, 0.75% Floor), 8.66%, 02/15/29(c)	3,739,745	3,704,685
Zendesk, Inc.
First Lien Term Loan, (3.50% PIK), (3M SOFR + 7.00%, 0.75% Floor), 11.88%, 11/22/28(c)(d)(f)	4,419,603	4,353,309
		57,778,264
HOTEL, GAMING & LEISURE - 2.4%
Fertitta Entertainment, LLC
First Lien Term Loan B, (1M SOFR + 4.00%, 0.50% Floor), 8.81%, 01/27/29(c)	5,442,237	5,370,508

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 7.4%
Associations Inc.
First Lien Term Loan, (2.50% PIK), (3M LIBOR + 4.00%, 1.00% Floor), 8.92%, 07/02/27(c)(d)(f)	3,057,657	3,042,369
Houghton Mifflin Harcourt Company
First Lien Term Loan B, (1M SOFR + 5.25%, 0.50% Floor), 10.16%, 04/09/29(c)	4,699,338	4,225,880
McGraw-Hill Education, Inc.
First Lien Term Loan, (3M LIBOR + 4.75%, 0.50% Floor), 9.82%, 07/28/28(c)	5,946,540	5,571,908
R. R. Donnelley & Sons Company
First Lien Term Loan, (1M SOFR + 7.25%, 0.75% Floor), 12.10%, 03/17/28(c)	4,000,000	3,966,660
		16,806,817
MEDIA: BROADCASTING & SUBSCRIPTION - 1.9%
Anuvu Holdings 2, LLC
First Lien Term Loan, (3M LIBOR + 8.00%, 1.00% Floor), 13.02%, 03/24/25(c)	2,479,047	2,433,593
First Lien Term Loan, (6.75% PIK), (3M LIBOR + 8.25%, 1.00% Floor), 13.27%, 03/23/26(c)(d)(f)	2,111,016	1,804,919
		4,238,512
RETAIL - 4.8%
Claire's Stores, Inc.
First Lien Term Loan B, (1M LIBOR + 6.50%, 0.00% Floor), 11.34%, 12/18/26(c)	2,023,884	1,824,866
Petco Health and Wellness Company, Inc.
First Lien Term Loan, (3M SOFR + 3.25%, 0.75% Floor), 8.09%, 03/03/28(c)	1,919,785	1,889,491
PetSmart, Inc.
First Lien Term Loan, (1M SOFR + 3.75%, 0.75 % Floor), 8.66%, 02/11/28(c)	4,726,803	4,696,292
Tory Burch LLC
First Lien Term Loan, (1M LIBOR + 3.50%, 0.50% Floor), 8.34%, 04/16/28(c)	2,728,214	2,550,607
		10,961,256

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 139.3%(a) (continued)
SERVICES: BUSINESS - 21.6%
Advantage Sales & Marketing Inc.
First Lien Term Loan B1, (3M LIBOR + 4.50%, 0.75% Floor), 9.29%, 10/28/27(c)	3,185,728	2,750,255
Allied Universal Holdco LLC
First Lien Term Loan, (1M SOFR + 3.75%, 0.50% Floor), 8.66%, 05/12/28(b)(c)	4,054,477	3,856,476
Carestream Health, Inc.
First Lien Term Loan, (3M SOFR + 7.50%, 1.00% Floor), 12.50%, 09/30/27(c)(d)	118,571	78,850
Coretrust Purchasing Group LLC
First Lien Term Loan, (1M SOFR + 6.75%, 0.75% Floor), 11.56%, 10/01/29(c)(d)	2,317,500	2,247,975
Deerfield Dakota Holding, LLC
First Lien Term Loan, (3M SOFR + 3.75%, 1.00% Floor), 8.65%, 04/09/27(c)	6,254,021	6,071,623
eResearchTechnology, Inc.
First Lien Term Loan B, (1M LIBOR + 4.50%, 1.00% Floor), 9.34%, 02/04/27(c)	6,359,927	6,018,113
Garda World Security Corporation (Canada)
First Lien Term Loan B, (1M SOFR + 4.25%, 0.00% Floor), 9.01%, 02/01/29(c)(e)	1,726,074	1,677,537
First Lien Term Loan B2, (1M SOFR + 4.25%, 0.00% Floor), 9.11%, 10/30/26(c)(e)	8,539,602	8,470,261
Ingenovis Health, Inc.
First Lien Term Loan, (6M SOFR + 4.25%, 0.50% Floor), 9.21%, 03/06/28(c)	997,500	962,587
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 8.60%, 03/06/28(c)	3,943,658	3,820,419
Planet US Buyer LLC
First Lien Term Loan, (3M SOFR + 6.75%, 0.75% Floor), 11.43%, 02/01/30(c)(d)	2,777,778	2,694,444
Solera, LLC
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.50% Floor), 9.16%, 06/02/28(c)	4,013,340	3,671,082
Second Lien Term Loan, (3M LIBOR + 8.00%, 1.00% Floor), 12.95%, 06/04/29(c)	4,898,633	4,751,674
Wellsky
First Lien Term Loan, (1M SOFR + 5.75%, 0.75% Floor), 10.56%, 03/10/28(c)(d)	1,990,000	1,940,250
		49,011,546
SERVICES: CONSUMER - 0.7%
2U, Inc.
First Lien Term Loan B, (6M SOFR + 6.50%, 0.75% Floor), 11.32%, 12/28/26(c)	1,614,379	1,557,876

TELECOMMUNICATIONS - 7.0%
Flight Bidco, Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.00% Floor), 8.34%, 07/23/25(c)	2,597,809	2,429,601
MLN US Holdco LLC
First Lien Second Out Term Loan, (6M SOFR + 6.70%, 1.00% Floor), 11.15%, 10/18/27(c)(d)	3,807,495	3,274,445
First Lien Term Loan, (6M SOFR + 6.44%, 1.00% Floor), 10.89%, 10/18/27(c)(d)	638,138	615,803
Orbcomm, Inc.
First Lien Term Loan, (1M/3M LIBOR + 4.25%, 0.75% Floor), 9.15%, 09/01/28(c)	1,036,902	860,194
U.S. TelePacific Corp.
First Lien Term Loan, (7.25% PIK), (3M SOFR + 8.25%, 1.00% Floor), 13.16%, 05/01/26(c)(d)(f)	6,247,959	2,499,183
Zacapa SARL (Luxembourg)
First Lien Term Loan, (3M SOFR + 4.25%, 0.50% Floor), 8.90%, 03/22/29(c)(e)	3,762,675	3,690,789
Zayo Group Holdings, Inc.
First Lien Term Loan, (1M SOFR + 4.25%, 0.50% Floor), 9.06%, 03/09/27(c)	3,191,016	2,626,621
		15,996,636

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 139.3%(a) (continued)
WHOLESALE - 3.1%
LBM Acquisition, LLC
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 8.59%, 12/17/27(c)	7,417,856	7,011,024
Total Senior Loans
(Cost $334,058,667)		316,755,772

Corporate Notes and Bonds - 10.1%
AUTOMOTIVE - 1.2%
Carvana Co.
10.25%, 05/01/30(h)(i)	4,735,000	2,723,587

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.3%
KCF Puerto Rico, LLC (Puerto Rico)
0.00%, 06/28/28(d)(e)(j)	882,529	604,448

CHEMICALS, PLASTICS, & RUBBER - 0.3%
Cheever Escrow Issuer, LLC
7.13%, 10/01/27(h)(i)	750,000	705,860

CONTAINERS, PACKAGING & GLASS - 0.4%
LABL, Inc.
5.88%, 11/01/28(h)(i)	1,000,000	896,400

ENERGY: OIL & GAS - 1.1%
Moss Creek Resources Holdings, Inc.
10.50%, 05/15/27(h)(i)	2,538,000	2,440,287

FOREST PRODUCTS & PAPER - 0.6%
Spa US Holdco, Inc. (Finland)
4.88%, 02/04/28(e)(h)(i)	1,500,000	1,269,450

HEALTHCARE & PHARMACEUTICALS - 0.4%
Embecta Corp.
5.00%, 02/15/30(h)(i)	1,063,000	915,509

HIGH TECH INDUSTRIES - 0.6%
Cloud Software Group, Inc.
6.50%, 03/31/29(h)(i)	1,534,000	1,337,456

HOTEL, GAMING & LEISURE - 1.5%
Carnival Corporation
9.88%, 08/01/27(h)(i)	44,000	45,337
10.38%, 05/01/28(h)(i)	2,028,000	2,180,932
NCL Corporation Ltd.
9.75%, 02/22/28(d)(h)(i)	1,153,000	1,209,958
		3,436,227
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.4%
McGraw-Hill Education, Inc.
5.75%, 08/01/28(h)(i)	1,000,000	871,250

MEDIA: BROADCASTING & SUBSCRIPTION - 0.6%
CSC Holdings, LLC
4.13%, 12/01/30(h)(i)	2,000,000	1,436,250

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Corporate Notes and Bonds - 10.1% (continued)
METALS & MINING - 0.0%
ERP Iron Ore, LLC
LIBOR + 8.00%, 12/31/19(d)(g)(j)	18,879	–
Magnetation, LLC / Mag Finance Corp.
0.00%, 05/15/18(d)(g)(h)(i)(j)	639,000	–
		–
SERVICES: BUSINESS - 1.5%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28(h)(i)	3,327,000	2,536,837
Allied Universal Holdco LLC
4.63%, 06/01/28(h)(i)	1,000,000	848,750
		3,385,587
TELECOMMUNICATIONS - 1.2%
Frontier Communications Holdings, LLC
5.00%, 05/01/28(h)(i)	3,239,000	2,813,611
Total Corporate Notes and Bonds
(Cost $26,188,753)		22,835,922

	Quantity	Value $

Common Stocks - 0.8%
AUTOMOTIVE - 0.0%
APC Parent, Inc.(d)(j)	241,972	–
ENERGY: OIL & GAS - 0.0%
RDV Resources, Inc.(d)	28,252	33,295
HIGH TECH INDUSTRIES - 0.0%
Riverbed Holdings, Inc.(j)	32,644	8,324
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc.(d)(j)	3,133	28,239
MEDIA: BROADCASTING & SUBSCRIPTION - 0.3%
Anuvu Corp.(d)(j)	108,418	773,020
SERVICES: BUSINESS - 0.5%
Carestream Health, Inc.(d)(j)	118,564	1,052,848
Total Common Stocks
(Cost $6,691,651)		1,895,726

Preferred Stocks - 0.1%
HIGH TECH INDUSTRIES - 0.0%
Riverbed Holdings, Inc.	22,342	5,697
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.1%
Acosta, Inc., (14.50% PIK) (d)(f)	3,858	167,322
Total Preferred Stocks
(Cost $717,268)		173,019

Total Investments - 150.3%		341,660,439
(Cost of $367,656,339)
Other Assets & Liabilities, Net - 6.8%		15,489,853
Loan Outstanding - (57.1)%(k)(l)		(129,795,248)
Net Assets (Applicable to Common Shares) - 100.0%		227,355,044

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)

(a)
“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of March 31, 2023. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)
The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/SOFR/Prime rate. As of March 31, 2023, the 1, 3 and 6 month LIBOR rates were 4.86%, 5.19%, and 5.31%, respectively, the 1, 3 and 6 month SOFR rates were 4.80%, 4.91% and 4.90%, respectively, and the Prime lending rate was 8.00%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of LIBOR, SOFR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign issuer traded in U.S. dollars.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount/share quantity.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Fixed rate asset.
(i)
Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2023, these securities amounted to $22,231,474, or 9.78% of net assets.

(j)	Non-Income producing asset.
(k)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(l)	Principal of $130,000,000 less unamortized deferred financing costs of $204,752.

Apollo Senior Floating Rate Fund Inc.
Notes to Consolidated Schedule of Investments
March 31, 2023 (unaudited)

Security Valuation
Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued by the Adviser as the valuation designee approved by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined by the valuation designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements
The Fund’s valuation designee has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the valuation designee’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

The valuation techniques used by the valuation designee to measure fair value at March 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Apollo Senior Floating Rate Fund Inc.
Notes to Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)

A summary of the Fund’s investments categorized in the fair value hierarchy as of March 31, 2023 is as follows:

Apollo Senior Floating Rate Fund Inc.
	Total Fair Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Cash and Cash Equivalents	$21,968,372	$21,968,372	$-	$-
Senior Loans	316,755,772	-	266,530,865	50,224,907
Corporate Notes and Bonds	22,835,922	-	21,021,516	1,814,406
Common Stocks	1,895,726	-	8,324	1,887,402
Preferred Stocks	173,019	-	5,697	167,322
Unrealized appreciation on Unfunded Commitments	14,630	-	3,124	11,506
Total Assets	$363,643,441	$21,968,372	$287,569,526	$54,105,543
Liabilities:
Unrealized depreciation on Unfunded Commitments	(42,120)	-	(30,468)	(11,652)
Total Liabilities	(42,120)	-	(30,468)	(11,652)
	$363,601,321	$21,968,372	$287,539,058	$54,093,891

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2023 through March 31, 2023:

Apollo Senior Floating Rate Fund Inc.
	Total	Senior Loans	Corporate Notes and Bonds	Common Stocks	Preferred Stock	Unfunded Commitments
Total Fair Value, beginning of period	$55,573,493	$52,192,218	$596,966	$2,599,549	$190,255	$(5,495)
Purchases, including capitalized PIK	14,515,140	13,373,670	1,141,470	-	-	-
Sales/Paydowns	(3,285,624)	(3,234,204)	-	(51,420)	-	-
Accretion/(amortization) of discounts/ (premiums)	85,567	85,375	192	-	-	-
Net realized gain/(loss)	69,994	18,574	-	51,420	-	-
Change in net unrealized appreciation/ (depreciation)	(437,569)	210,687	75,778	(712,147)	(17,236)	5,349
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	(12,427,110)	(12,421,413)	-	-	(5,697)	-
Total Fair Value, end of period	$54,093,891	$50,224,907	$1,814,406	$1,887,402	$167,322	$(146)

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at March 31, 2023 was $(540,424).

Apollo Senior Floating Rate Fund Inc.
Notes to Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of March 31, 2023:

Assets/Liabilities	Fair Value at March 31, 2023	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Senior Loans	$38,151,302	Discounted Cash Flow (b)	Discount Rate (b)	8.91% - 29.12%	11.51%

	2,499,183	Guideline Public Company (c)	TEV | Revenue (c)	0.45x-0.55x	0.50x
		Recoverability (d)	Estimated Proceeds (d)	40.0% - 50.0%	45.00%
		Independent pricing service and/or broker quotes	Vendor and/or broker quotes	29.0% - 35.0%	32.00%

	4,353,309	Transaction Approach (e)	Recent Trade (e)	98.50%	98.50%

	5,221,113	Transaction Approach (f)	Cost (f)	N/A	N/A

Corporate Notes and Bonds	1,209,958	Discounted Cash Flow (b)	Discount Rate (b)	8.2%	8.2%

	604,448	Discounted Cash Flow (b)	Discount Rate (b)	4.5%	4.5%
		Recoverability (d)	Estimated Proceeds (d)	$55.5m	$55.5m

	-	Recoverability (d)	Estimated Proceeds (d)	$-	$-

Common Stocks	1,081,087	Guideline Public Company (g)	TEV | EBITDA Multiple (g)	2.5x - 7.0x	3.10x

	773,020	Guideline Public Company (c)	TEV | Revenue (c)	1.5x - 1.7x	1.6x
		Guideline Public Company (g)	TEV | EBITDA Multiple (g)	4.0x - 5.0x	4.5x

	33,295	Discounted Cash Flow (b)	Discount Rate (b)	7.5%	7.5%
		Recoverability (d)	Estimated Proceeds (d)	$14.3m	$14.3m

	-	Recoverability (d)	Estimated Proceeds (d)	$-	$-

Preferred Stock	167,322	Guideline Public Company (g)	TEV | EBITDA Multiple (g)	7.0x	7.0x

Unfunded Commitments	(5,522)	Discounted Cash Flow (b)	Discount Rate (b)	10.11% - 16.75%	14.11%

	5,736	Transaction Approach (e)	Recent Trade (e)	98.50%	98.50%

	(360)	Transaction Approach (f)	Cost (f)	N/A	N/A

Total Fair Value	$54,093,891

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)
The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(c)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value ("TEV") and revenue based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(d)
The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis.  There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets.  The significant unobservable input used in the valuation model was estimated proceeds.    Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(e)	The Fund utilized a recent transaction, specifically a recent trade price, to fair value this security.
(f)	The Fund utilized a recent transaction, specifically purchase price, to fair value this security.
(g)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value ("TEV") and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

Apollo Senior Floating Rate Fund Inc.
Notes to Consolidated Schedule of Investments (continued)
March 31, 2023 (unaudited)

General Commitments and Contingencies
As of March 31, 2023, the Fund had unfunded commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Commitments
ABG Intermediate Holdings 2, LLC Delayed Draw Term Loan	$555,556
Advarra Holdings, Inc. Delayed Draw Term Loan	580,151
Anaplan, Inc. Revolving Term Loan	349,471
Anuvu Holdings 2, LLC Delayed Draw Term Loan	108,821
Anuvu Holdings 2, LLC Delayed Draw Term Loan B	582,017
Athenahealth Group, Inc. Delayed Draw Term Loan	648,563
Avalara, Inc. Revolving Term Loan	454,545
Coretrust Purchasing Group, LLC Delayed Draw Term Loan	338,346
Coretrust Purchasing Group, LLC Revolving Term Loan	338,346
Coupa Software, Inc. Delayed Draw Term Loan	231,380
Coupa Software, Inc. Revolving Term Loan	177,165
NCL Corporation Ltd. Backstop Notes	694,000
NCL Corporation Ltd. Class B Bridge Notes	1,153,000
Planet US Buyer, LLC Revolving Term Loan	222,222
Zendesk, Inc. Delayed Draw Term Loan	1,104,901
Zendesk, Inc. Revolving Term Loan	454,959
$7,993,443

Additionally, from time to time, the Adviser and its affiliates may commit to an investment on behalf of the funds it manages, including the Fund. Certain terms of these investments are not finalized at the time of the commitment and each respective fund’s allocation may change prior to the date of the funding. In this regard, the Fund may have to fund additional commitments in the future that it is currently not obligated to but may be at a future point in time.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.